Equity Method Investments	12 Months Ended
Dec. 31, 2019
Equity Method Investments
Equity Method Investments

Note 13. Equity Method Investments

Associates consisted of the following:

			December 31, 2018		December 31, 2019
		Place of
Name of	Principal	Incorporation	Carrying	Holding	Carrying	Holding
Associate	Activities	and operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$1,473	49.32	1,156	49.35
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	44	1.55	41	1.25
Kneron Inc.	Artificial intelligence chip design	California, USA	-	-	-	-
Viewsil Microelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,547	49.00	2,549	49.00
			$4,064		3,746

In April 2018, the Company assessed its relationships with Kneron Inc. and determined that it is no longer able to exercise significant influence over Kneron Inc. Therefore, the Company reclassified its investment in Kneron Inc. as financial assets at fair value through profit or loss. The difference between the fair value of the investment and carrying amount accounted for under the equity method as at the date of the reclassification was recognized in profit or loss. In total, a gain of $2,094 thousand was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the year ended December 31, 2018.

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended
	December 31,
	2017	2018	2019
	(in thousands)

The Company’s share of losses of associates	$(1,200)	(1,095)	(477)
The Company’s share of other comprehensive income (loss) of associates	$106	(68)	26
The Company’s share of total comprehensive income (loss) of associates	$(1,094)	(1,163)	(451)

As of December 31, 2018 and 2019, none of the Company’s equity method investments was pledged as collateral.